VIA EDGAR

August 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: S.A.C. Private Equity GP, L.P.

Ladies and Gentlemen:

On behalf of S.A.C. Private Equity GP, L.P., enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended June 30, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

/s/ Peter Nussbaum
-------------------------
Peter Nussbaum

Enclosures

================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: _______

  This Amendment (Check only one):                [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Private Equity GP, L.P.
Address: Walkers SPV Limited, Walker House, 87 Mary Street, George Town
         Grand Cayman KY1-9002, Cayman Islands

Form 13F File Number: None available

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person of S.A.C. Capital Management, LLC, its General Partner
Phone: 203-890-2094

Signature, Place, and Date of Signing:

     /s/ Peter Nussbaum       Stamford, Connecticut        August 14, 2012
---------------------------  -----------------------  ------------------------
         [Signature]             [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        ------------
Form 13F Information Table Entry Total:  1*
                                        ------------
Form 13F Information Table Value Total: $204,681
                                        ------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4    COLUMN 5                    COLUMN 6       COLUMN 7          COLUMN 8
                TITLE OF               VALUE      SH OR      SH /   PUT /   INVESTMENT       OTHER         VOTING AUTHORITY
NAME OF ISSUER   CLASS     CUSIP     (X$1000)   PRN AMOUNT   PRN    CALL    DISCRETION      MANAGERS   SOLE    SHARED      NONE
MMODAL INC      Common    60689B107   204,681   15,768,938   SH             Shared-Defined         0           15,768,938